Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances [Line Items]
Contractual maturities of borrowings with the FHLB	$ 64,447	$ 56,813
Advance Date 04/25/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/25/2017
Current Rate	1.03%
Contractual maturities of borrowings with the FHLB	$ 0	128
Advance Date 08/16/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/16/2017
Current Rate	1.00%
Contractual maturities of borrowings with the FHLB	$ 0	306
Advance Date 09/05/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/5/2019
Current Rate	1.13%
Contractual maturities of borrowings with the FHLB	$ 539	829
Advance Date 11/06/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/6/2017
Current Rate	0.86%
Contractual maturities of borrowings with the FHLB	$ 0	407
Advance Date 11/27/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/27/2017
Current Rate	1.12%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 12/19/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/19/2019
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 613	902
Advance Date 12/27/12
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/27/2017
Current Rate	0.89%
Contractual maturities of borrowings with the FHLB	$ 0	220
Advance Date 01/04/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/4/2019
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/15/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/16/2018
Current Rate	1.18%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/23/2017
Current Rate	0.96%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2018
Current Rate	1.20%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2019
Current Rate	1.44%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 02/20/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/21/2020
Current Rate	1.28%
Contractual maturities of borrowings with the FHLB	$ 331	475
Advance Date 02/20/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/21/2023
Current Rate	1.77%
Contractual maturities of borrowings with the FHLB	$ 547	646
Advance Date 07/02/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/2/2018
Current Rate	1.35%
Contractual maturities of borrowings with the FHLB	$ 274	682
Advance Date 07/22/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/23/2018
Current Rate	1.27%
Contractual maturities of borrowings with the FHLB	$ 275	681
Advance Date 09/19/13
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/19/2018
Current Rate	1.37%
Contractual maturities of borrowings with the FHLB	$ 171	375
Advance Date 01/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2018
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/22/2019
Current Rate	1.45%
Contractual maturities of borrowings with the FHLB	$ 240	442
Advance Date 03/20/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/20/2019
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 411	714
Advance Date 03/24/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/24/2017
Current Rate	1.32%
Contractual maturities of borrowings with the FHLB	$ 0	1,500
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/21/2021
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 541	682
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/22/2019
Current Rate	2.08%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 07/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/23/2018
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 08/06/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/6/2018
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 08/21/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/21/2019
Current Rate	2.12%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 10/02/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/4/2021
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 1,153	1,434
Advance Date 10/15/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/15/2021
Current Rate	1.69%
Contractual maturities of borrowings with the FHLB	$ 574	715
Advance Date 11/28/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/2021
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,175	1,455
Advance Date 12/31/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/31/2019
Current Rate	1.63%
Contractual maturities of borrowings with the FHLB	$ 427	626
Advance Date 12/31/14
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/2/2018
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/14/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/14/2020
Current Rate	1.73%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 01/21/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2020
Current Rate	1.79%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 01/21/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2021
Current Rate	1.97%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 04/13/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/13/2020
Current Rate	1.74%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 05/20/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/20/2020
Current Rate	1.52%
Contractual maturities of borrowings with the FHLB	$ 509	708
Advance Date 05/20/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/20/2022
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 658	796
Advance Date 06/25/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/25/2020
Current Rate	1.65%
Contractual maturities of borrowings with the FHLB	$ 527	725
Advance Date 06/25/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/26/2017
Current Rate	1.14%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 10/29/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/2020
Current Rate	1.51%
Contractual maturities of borrowings with the FHLB	$ 1,185	1,579
Advance Date 10/29/15
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/29/2020
Current Rate	1.90%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/27/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/27/2021
Current Rate	1.92%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 01/27/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/27/2023
Current Rate	1.87%
Contractual maturities of borrowings with the FHLB	$ 751	888
Advance Date 02/12/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/13/2023
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 761	898
Advance Date 02/12/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	2/13/2023
Current Rate	2.04%
Contractual maturities of borrowings with the FHLB	$ 500	500
Advance Date 08/24/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/24/2017
Current Rate	1.01%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 08/24/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/24/2018
Current Rate	1.22%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 09/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/21/2017
Current Rate	0.83%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 09/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/21/2017
Current Rate	1.06%
Contractual maturities of borrowings with the FHLB	$ 0	2,000
Advance Date 09/30/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/30/2017
Current Rate	0.79%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 10/28/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	10/28/2020
Current Rate	1.57%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/04/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/4/2021
Current Rate	1.72%
Contractual maturities of borrowings with the FHLB	$ 2,000	2,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2021
Current Rate	2.13%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2021
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 807	1,000
Advance Date 11/17/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/17/2023
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 866	1,000
Advance Date 11/28/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	11/29/2019
Current Rate	1.78%
Contractual maturities of borrowings with the FHLB	$ 1,500	1,500
Advance Date 12/08/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/8/2017
Current Rate	1.22%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 12/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	6/21/2017
Current Rate	0.95%
Contractual maturities of borrowings with the FHLB	$ 0	1,000
Advance Date 12/21/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	12/23/2019
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000	1,000
Advance Date 12/30/16
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/3/2017
Current Rate	0.74%
Contractual maturities of borrowings with the FHLB	$ 0	3,000
Advance Date 01/04/17
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/4/2019
Current Rate	1.62%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 01/19/17
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/21/2020
Current Rate	1.91%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/24/2022
Current Rate	2.00%
Contractual maturities of borrowings with the FHLB	$ 1,309	0
Advance Date 3/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/25/2024
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 1,367	0
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/24/2020
Current Rate	1.88%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/26/2021
Current Rate	2.03%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 7/24/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	7/25/2022
Current Rate	1.94%
Contractual maturities of borrowings with the FHLB	$ 936	0
Advance Date 8/31/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/31/2018
Current Rate	1.55%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 8/31/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	8/31/2021
Current Rate	1.96%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/11/2020
Current Rate	1.80%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 9/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/12/2022
Current Rate	2.07%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 9/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/27/2018
Current Rate	1.66%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 9/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	9/27/2022
Current Rate	2.28%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 10/04/17
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/4/2018
Current Rate	1.50%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 11/27/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	5/29/2018
Current Rate	1.76%
Contractual maturities of borrowings with the FHLB	$ 3,500	0
Advance Date 12/4/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/5/2018
Current Rate	1.59%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 12/8/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	4/9/2018
Current Rate	1.64%
Contractual maturities of borrowings with the FHLB	$ 1,000	0
Advance Date 12/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/11/2018
Current Rate	1.55%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 12/11/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	3/12/2018
Current Rate	1.61%
Contractual maturities of borrowings with the FHLB	$ 1,500	0
Advance Date 12/29/2017
Federal Home Loan Bank, Advances [Line Items]
Maturity Date	1/2/2018
Current Rate	1.53%
Contractual maturities of borrowings with the FHLB	$ 2,500	$ 0